Acquisitions - Additional Information (Detail) - USD ($)										1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 02, 2015	Sep. 21, 2015	Jun. 25, 2015	May 26, 2015	Oct. 31, 2014	Sep. 18, 2014	Aug. 12, 2014	Jan. 23, 2014	Aug. 31, 2013	May 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 11, 2013
Business Acquisition [Line Items]
Goodwill											$ 1,105,023,000	$ 984,207,000	$ 1,207,255,000	$ 1,105,023,000	$ 984,207,000
Partial settlement of redeemable non-controlling interest liability													30,543,000	4,190,000
Redeemable non-controlling interest											30,543,000			30,543,000		$ 20,800,000
Purchase of domain names													76,000	200,000	751,000
Interest expense													58,828,000	57,414,000	98,449,000
Gain recognized on redemption													5,440,000
Revenue from acquisitions													15,400,000
World Wide Web Hosting, LLC [Member]
Business Acquisition [Line Items]
Business acquisition, estimated aggregate purchase price			$ 34,900,000
Goodwill			23,300,000
Business acquisition, cash paid			18,400,000
Deferred revenue			2,500,000
Prepaid expense and other current assets			1,200,000
Business acquisition, remaining consideration			4,600,000
Business acquisition, cash payable			23,000,000
Business acquisition, contribution of investment interest			11,900,000
Gain recognized on redemption			5,400,000
World Wide Web Hosting, LLC [Member] | Subscriber Relationships [Member]
Business Acquisition [Line Items]
Long-lived intangible assets			11,000,000
World Wide Web Hosting, LLC [Member] | Trade-Names [Member]
Business Acquisition [Line Items]
Long-lived intangible assets			$ 1,900,000
World Wide Web Hosting, LLC [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Long-lived intangible assets													0
Other Acquisitions [Member]
Business Acquisition [Line Items]
Business acquisition, estimated aggregate purchase price													31,000,000		5,400,000
Deferred consideration payable												5,500,000			5,500,000
Estimated acquisition liability												2,700,000			2,700,000
Estimated earn-out payment															700,000
Deferred consideration											2,800,000	2,000,000		2,800,000	2,000,000
Long-lived intangible assets												5,400,000	28,500,000		5,400,000
Goodwill												$ 7,300,000	38,000,000		7,300,000
Business acquisition, cash paid															$ 8,800,000
Interest in privately-held company												17.50%			17.50%
Exercised call option												$ 22,200,000
Minimum exercise of the put option															$ 24,000,000
Estimated value of the redeemable non-controlling interest													20,600,000			$ 20,600,000
Partial settlement of redeemable non-controlling interest liability														4,200,000
Redeemable non-controlling interest											30,500,000		0	30,500,000
Property and equipment													300,000
Deferred revenue													9,300,000
Other liabilities													2,600,000
Deferred tax liabilities													1,900,000
Negative net working capital													1,400,000
Directi [Member]
Business Acquisition [Line Items]
Business acquisition, estimated aggregate purchase price														109,800,000
Goodwill											91,200,000			91,200,000
Business acquisition, cash paid								$ 20,500,000	$ 5,000,000		57,100,000			82,600,000
Property and equipment											2,700,000			2,700,000
Deferred revenue											3,000,000			3,000,000
Deferred tax liabilities											$ 2,400,000			$ 2,400,000
Date of acquisition														Jan. 23, 2014
Business, acquisition, number of shares issued								2,123,039		146,540				2,269,579
Issuance of common stock, price per share											$ 12.00			$ 12.00
Business acquisition, values of shares issued											$ 27,200,000			$ 27,200,000
Other assets											4,700,000			4,700,000
Working capital											200,000			200,000
Other payables											5,400,000			5,400,000
Directi [Member] | Subscriber Relationships [Member]
Business Acquisition [Line Items]
Long-lived intangible assets											7,700,000			$ 7,700,000
Intangible assets, amortization period														17 years
Directi [Member] | Trade-Names [Member]
Business Acquisition [Line Items]
Long-lived intangible assets											7,400,000			$ 7,400,000
Intangible assets, amortization period														5 years
Directi [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Long-lived intangible assets											6,400,000			$ 6,400,000
Intangible assets, amortization period														7 years
Directi [Member] | Leasehold Interests [Member]
Business Acquisition [Line Items]
Long-lived intangible assets											300,000			$ 300,000
Intangible assets, amortization period														4 years
Directi [Member] | Domain Names Business [Member]
Business Acquisition [Line Items]
Business acquisition, estimated aggregate purchase price														$ 36,200,000
Estimated acquisition liability											9,000,000			9,000,000
Long-lived intangible assets											26,600,000			26,600,000
Goodwill											9,600,000			9,600,000
Business acquisition, cash paid														36,200,000
Purchase of domain names														$ 27,200,000
Date of acquisition agreement														Dec. 31, 2014
Decreased fair value of the earn out														$ 47,000
Directi [Member] | Domain Names Business [Member] | Maximum [Member]
Business Acquisition [Line Items]
Additional aggregate payments											62,000,000			62,000,000
Directi [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Long-lived intangible assets											0			$ 0
BuyDomains [Member]
Business Acquisition [Line Items]
Business acquisition, estimated aggregate purchase price						$ 44,900,000
Goodwill						4,200,000
Business acquisition, cash paid						41,100,000
Property and equipment						300,000
Date of acquisition														Sep. 18, 2014
Business acquisition, additional consideration						4,500,000
Business acquisition, net present value of remaining consideration						4,300,000
Interest expense						300,000
Prepaid expense and other current assets						4,000,000
BuyDomains [Member] | Trade-Names [Member]
Business Acquisition [Line Items]
Long-lived intangible assets						1,900,000
BuyDomains [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Long-lived intangible assets						7,600,000
BuyDomains [Member] | Domains Names Available for Sale [Member]
Business Acquisition [Line Items]
Long-lived intangible assets						$ 26,900,000
Webzai Ltd [Member]
Business Acquisition [Line Items]
Business acquisition, estimated aggregate purchase price							$ 9,500,000
Goodwill							3,000,000
Business acquisition, cash paid							7,000,000
Other liabilities							100,000
Deferred tax liabilities							2,600,000
Business acquisition, additional consideration							3,000,000
Business acquisition, net present value of remaining consideration							2,800,000
Interest expense							200,000
Webzai Ltd [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Long-lived intangible assets							4,600,000
Webzai Ltd [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Long-lived intangible assets							$ 4,600,000				$ 4,600,000		3,200,000	$ 4,600,000
Arvixe LLC [Member]
Business Acquisition [Line Items]
Business acquisition, estimated aggregate purchase price					$ 22,000,000
Goodwill					15,400,000
Business acquisition, cash paid					17,600,000
Date of acquisition														Oct. 31, 2014
Business acquisition, additional consideration					4,400,000
Deferred revenue					3,100,000
Arvixe LLC [Member] | Trade-Names [Member]
Business Acquisition [Line Items]
Long-lived intangible assets					1,200,000
Arvixe LLC [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Long-lived intangible assets					100,000
Arvixe LLC [Member] | Subscriber Relationships [Member]
Business Acquisition [Line Items]
Long-lived intangible assets					$ 8,400,000
Verio [Member]
Business Acquisition [Line Items]
Business acquisition, estimated aggregate purchase price				$ 13,000,000
Goodwill				1,200,000
Business acquisition, cash paid				10,500,000
Deferred revenue				1,400,000
Business acquisition, remaining consideration				2,500,000
Verio [Member] | Subscriber Relationships [Member]
Business Acquisition [Line Items]
Long-lived intangible assets				13,100,000
Verio [Member] | Trade-Names [Member]
Business Acquisition [Line Items]
Long-lived intangible assets				$ 100,000
Verio [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Long-lived intangible assets													0
Ace Data Centers Inc [Member]
Business Acquisition [Line Items]
Business acquisition, estimated aggregate purchase price		$ 74,000,000
Goodwill		62,200,000
Business acquisition, cash paid		44,400,000
Property and equipment		12,100,000
Other liabilities		600,000
Business acquisition, additional consideration													700,000
Business acquisition, net present value of remaining consideration		28,900,000											29,600,000
Interest expense													$ 700,000
Prepaid expense and other current assets		200,000
Business acquisition, remaining consideration		31,500,000
Working capital adjustment determination period from closing date of acquisition													75 days
Ace Data Centers Inc [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Long-lived intangible assets		$ 100,000
Ace Data Centers Inc [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Long-lived intangible assets													$ 0
Ecommerce, LLC [Member]
Business Acquisition [Line Items]
Business acquisition, estimated aggregate purchase price	$ 28,000,000
Goodwill	16,700,000
Business acquisition, cash paid	23,800,000
Deferred revenue	2,600,000
Business acquisition, remaining consideration	4,200,000
Ecommerce, LLC [Member] | Subscriber Relationships [Member]
Business Acquisition [Line Items]
Long-lived intangible assets	9,400,000
Weighted average useful life													4 years 8 months 12 days
Ecommerce, LLC [Member] | Trade-Names [Member]
Business Acquisition [Line Items]
Long-lived intangible assets	100,000
Ecommerce, LLC [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Weighted average useful life													2 years 8 months 12 days
Ecommerce, LLC [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Weighted average useful life													3 years
Ecommerce, LLC [Member] | Intellectual Property [Member]
Business Acquisition [Line Items]
Long-lived intangible assets	$ 4,400,000
Weighted average useful life													6 years 3 months 18 days
Ecommerce, LLC [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Long-lived intangible assets													$ 0